John Hancock
Small Cap Core Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 96.2%		$610,669,676
(Cost $569,012,870)
Communication services 6.8%		43,249,241
Entertainment 4.8%
Cinemark Holdings, Inc.	159,755	5,033,880
Glu Mobile, Inc. (A)	780,326	4,603,923
Rovio Entertainment OYJ (B)	905,105	4,556,810
Sciplay Corp., Class A (A)	537,699	5,699,609
Zynga, Inc., Class A (A)	1,762,400	10,609,648
Interactive media and services 1.0%
CarGurus, Inc. (A)	179,821	6,410,619
Wireless telecommunication services 1.0%
Boingo Wireless, Inc. (A)	563,590	6,334,752
Consumer discretionary 8.4%		53,216,842
Hotels, restaurants and leisure 2.8%
Dave & Buster's Entertainment, Inc.	118,196	5,219,535
Penn National Gaming, Inc. (A)	205,672	6,135,196
Vail Resorts, Inc.	26,809	6,286,979
Household durables 1.7%
Universal Electronics, Inc. (A)	214,727	10,635,428
Internet and direct marketing retail 1.1%
The RealReal, Inc. (A)	511,619	7,403,127
Specialty retail 1.8%
Lithia Motors, Inc., Class A	45,998	6,239,169
Williams-Sonoma, Inc.	72,456	5,077,716
Textiles, apparel and luxury goods 1.0%
Movado Group, Inc.	361,190	6,219,692
Consumer staples 1.4%		9,076,082
Household products 1.4%
Central Garden & Pet Company, Class A (A)	302,940	9,076,082
Energy 2.2%		13,617,998
Energy equipment and services 0.6%
Patterson-UTI Energy, Inc.	463,072	3,676,792
Oil, gas and consumable fuels 1.6%
Magnolia Oil & Gas Corp., Class A (A)	490,434	5,159,366
PDC Energy, Inc. (A)	221,484	4,781,840
Financials 9.6%		60,909,240
Banks 8.5%
Atlantic Union Bankshares Corp.	171,320	5,771,771
Banner Corp.	144,411	7,444,387
Columbia Banking System, Inc.	176,253	6,820,991
First Community Corp.	190,188	3,904,560
Independent Bank Group, Inc.	134,719	7,210,161
Pinnacle Financial Partners, Inc.	140,172	8,278,558
South State Corp.	80,146	6,059,839
Univest Financial Corp.	330,749	8,215,805
Capital markets 1.1%
Moelis & Company, Class A	200,088	7,203,168
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 17.2%		$109,088,583
Biotechnology 4.1%
DBV Technologies SA, ADR (A)	178,567	1,737,457
Emergent BioSolutions, Inc. (A)	205,621	11,327,661
Ligand Pharmaceuticals, Inc. (A)	70,823	6,218,968
Retrophin, Inc. (A)	298,365	4,612,723
Stemline Therapeutics, Inc. (A)	344,497	2,284,015
Health care equipment and supplies 6.5%
AtriCure, Inc. (A)	138,081	5,371,351
Integra LifeSciences Holdings Corp. (A)	149,879	8,249,340
Merit Medical Systems, Inc. (A)	184,896	6,733,912
SeaSpine Holdings Corp. (A)	725,114	10,702,683
The Cooper Companies, Inc.	28,669	9,944,989
Health care providers and services 0.8%
The Providence Service Corp. (A)	82,934	5,378,270
Health care technology 0.5%
Change Healthcare, Inc. (A)	200,754	3,115,702
Life sciences tools and services 3.6%
Bio-Rad Laboratories, Inc., Class A (A)	17,552	6,334,868
PRA Health Sciences, Inc. (A)	78,380	7,940,678
Syneos Health, Inc. (A)	138,324	8,487,561
Pharmaceuticals 1.7%
Prestige Consumer Healthcare, Inc. (A)	189,740	7,695,854
Recro Pharma, Inc. (A)	179,051	2,952,551
Industrials 14.3%		90,702,973
Building products 2.0%
American Woodmark Corp. (A)	55,076	6,039,083
Armstrong World Industries, Inc.	67,047	6,726,826
Commercial services and supplies 1.1%
UniFirst Corp.	35,341	7,207,090
Construction and engineering 2.9%
EMCOR Group, Inc.	102,622	8,432,450
Quanta Services, Inc.	248,295	9,720,749
Electrical equipment 2.5%
Regal Beloit Corp.	119,920	9,408,923
Vicor Corp. (A)	122,492	6,130,725
Machinery 2.7%
Kennametal, Inc.	243,880	7,631,005
The Timken Company	180,562	9,484,922
Trading companies and distributors 3.1%
Applied Industrial Technologies, Inc.	150,121	9,693,313
Watsco, Inc.	58,808	10,227,887
Information technology 20.7%		131,506,844
Electronic equipment, instruments and components 1.0%
TTM Technologies, Inc. (A)	442,342	6,365,301
IT services 1.6%
WNS Holdings, Ltd., ADR (A)	140,599	10,033,145
Semiconductors and semiconductor equipment 8.0%
Ambarella, Inc. (A)	95,329	5,637,757
Cohu, Inc.	272,344	6,092,335
DSP Group, Inc. (A)	421,150	6,089,829
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Kulicke & Soffa Industries, Inc.	250,005	$6,472,629
Lattice Semiconductor Corp. (A)	412,589	7,674,155
Silicon Laboratories, Inc. (A)	21,954	2,158,298
Synaptics, Inc. (A)	114,048	7,605,861
Tower Semiconductor, Ltd. (A)	400,265	8,877,878
Software 7.9%
Box, Inc., Class A (A)	185,450	2,787,314
ForeScout Technologies, Inc. (A)	228,850	6,524,514
j2 Global, Inc.	124,408	11,925,751
MobileIron, Inc. (A)	1,521,867	7,259,306
Progress Software Corp.	157,067	7,088,434
Rosetta Stone, Inc. (A)	329,986	5,659,260
Tenable Holdings, Inc. (A)	330,906	9,017,189
Technology hardware, storage and peripherals 2.2%
Pure Storage, Inc., Class A (A)	284,544	5,064,883
Super Micro Computer, Inc. (A)	328,076	9,173,005
Materials 3.8%		24,185,580
Chemicals 1.0%
Valvoline, Inc.	314,870	6,637,460
Containers and packaging 1.6%
Graphic Packaging Holding Company	630,627	9,856,700
Metals and mining 1.2%
Kaiser Aluminum Corp.	76,799	7,691,420
Real estate 9.3%		59,131,196
Equity real estate investment trusts 9.3%
American Assets Trust, Inc.	335,069	15,265,744
EPR Properties	193,287	13,794,893
First Industrial Realty Trust, Inc.	387,490	16,545,818
Physicians Realty Trust	698,953	13,524,741
Utilities 2.5%		15,985,097
Electric utilities 1.7%
Portland General Electric Company	171,519	10,548,419
Multi-utilities 0.8%
Unitil Corp.	88,129	5,436,678

	Yield (%)	Shares	Value
Short-term investments 1.7%			$10,361,135
(Cost $10,361,135)
Short-term funds 1.7%			10,361,135
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5121(C)	10,361,135	10,361,135

Total investments (Cost $579,374,005) 97.9%	$621,030,811
Other assets and liabilities, net 2.1%	13,574,846
Total net assets 100.0%	$634,605,657

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$43,249,241	$38,692,431	$4,556,810	—
Consumer discretionary	53,216,842	53,216,842	—	—
Consumer staples	9,076,082	9,076,082	—	—
Energy	13,617,998	13,617,998	—	—
Financials	60,909,240	60,909,240	—	—
Health care	109,088,583	109,088,583	—	—
Industrials	90,702,973	90,702,973	—	—
Information technology	131,506,844	131,506,844	—	—
Materials	24,185,580	24,185,580	—	—
Real estate	59,131,196	59,131,196	—	—
Utilities	15,985,097	15,985,097	—	—
Short-term investments	10,361,135	10,361,135	—	—
Total investments in securities	$621,030,811	$616,474,001	$4,556,810	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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